UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-03189

Name of Fund:  BlackRock Summit Cash Reserves Fund of
               BlackRock Financial Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments


BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust

Schedule of Investments as of August 31, 2007 (Unaudited)                                                          (in Thousands)

                                                                     Face         Interest         Maturity
Issue                                                               Amount         Rate*             Date               Value
Certificate of Deposit - 11.7%

American Express Bank, FSB                                        $   2,000          5.50%        11/21/2007          $     2,000

State Street Bank & Trust Co.                                         1,036          5.48          9/17/2007                1,036

Wachovia Bank, NA                                                       800          5.32          2/06/2008                  800

Wells Fargo Bank, NA (a)                                              3,500          5.30          9/05/2007                3,500

Total Certificate of Deposit (Cost - $7,336)                                                                                7,336


Certificate of Deposit - Yankee - 7.5%

Banque Nationale de Paris, NY                                           865          5.31         11/20/2007                  865

Deutsche Bank AG, NY                                                    655          5.385         3/11/2008                  655

Fortis Bank SA/NV, NY                                                   700          5.30          2/11/2008                  700

Toronto-Dominion Bank, NY                                             1,500          5.50          9/24/2007                1,500

UBS AG, Stamford                                                      1,000          5.47         11/21/2007                1,000

Total Certificate of Deposit - Yankee (Cost - $4,720)                                                                       4,720


Commercial Paper - 58.4%

Amstel Funding Corp.                                                  2,000          5.90         11/20/2007                1,975

Aspen Funding Corp.                                                     883          5.26          9/05/2007                  883

Atlantis One Funding Corp.                                            1,000          5.70          9/04/2007                1,000
                                                                      1,000          5.25         10/30/2007                  992
                                                                      1,000          5.75         12/11/2007                  984

Banco Bilboa Vizcaya Argentaria Puerto Rico                           1,253          5.55          9/04/2007                1,253
                                                                      1,000          5.26         10/10/2007                  995

Bank of America Corp.                                                   810          5.185        11/28/2007                  800

Bank of Ireland                                                       2,000          5.425        11/16/2007                1,978

Beta Finance Inc.                                                       500          5.26          9/20/2007                  499

Bryant Park Funding LLC                                               2,200          5.75          9/14/2007                2,197

CRC Funding, LLC                                                        500          5.63         11/15/2007                  494

Ciesco, LP                                                            1,000          5.26          9/11/2007                  999

Concord Minutemen Capital Co., LLC                                    1,000          5.255        10/09/2007                  995

Dorada Finance Inc.                                                     750          5.25         10/18/2007                  745

Erasmus Capital Corp.                                                   500          6.25          9/04/2007                  500

Five Finance Inc.                                                     1,300          5.25         10/15/2007                1,292

Govco LLC                                                             1,600          5.26          9/07/2007                1,599
                                                                        418          5.25         10/09/2007                  416

Grampian Funding LLC                                                    470          5.185        11/19/2007                  465

Greyhawk Funding LLC                                                  1,109          5.28         10/02/2007                1,105

K2 (USA) LLC                                                          1,500          5.26         10/09/2007                1,492
                                                                      1,000          5.25         10/16/2007                  994

Lake Constance Funding LLC                                            1,778          5.265         9/14/2007                1,775

Liberty Street Funding LLC                                            1,000          5.255        10/23/2007                  993
                                                                        542          5.27         10/30/2007                  538

North Sea Funding LLC                                                 1,000          5.265         9/17/2007                  998

Polonius Inc.                                                           535          5.27          9/17/2007                  534

Ranger Funding Co. LLC                                                1,200          5.80         11/19/2007                1,185

Societe Generale NA                                                     592          5.245        10/17/2007                  588
                                                                      1,400          5.13          2/05/2008                1,369

Swedbank Mortgage AB                                                  1,416          5.25         10/12/2007                1,408

Thames Asset Global Securitization No. 1, Inc.                        2,111          5.25          9/07/2007                2,110

UBS Finance (Delaware), LLC                                             600          5.165        10/10/2007                  597

Total Commercial Paper (Cost - $36,747)                                                                                    36,747


Corporate Notes - 5.3%

Bank of Ireland (a)(c)                                                  700          5.508         9/19/2008                  700

CC (USA) Inc. (Centauri) (c)                                          1,000          5.35          4/04/2008                1,000

Citigroup, Inc. (a)                                                     250          5.50          8/13/2008                  250

Cullinan Finance Corp. (a)(c)                                           385          5.485         6/25/2008                  385

General Electric Capital Corp.                                        1,000          5.694        10/17/2007                1,000

Total Corporate Notes (Cost - $3,335)                                                                                       3,335


Funding Agreements - 3.2%

Genworth Life Insurance Co. (b)                                       2,000          5.40         10/01/2007                2,000

Total Funding Agreements (Cost - $2,000)                                                                                    2,000


Secured Liquidity Notes - 5.3%

Brahms Funding Corp.                                                  1,747          5.29          9/10/2007                1,746

Concord Minutemen Capital Co., LLC                                    1,000          5.30         10/19/2007                  993

Foxboro Funding Ltd.                                                    566          5.295         9/17/2007                  565

Total Secured Liquidity Notes (Cost - $3,304)                                                                               3,304


U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 7.1%

Fannie Mae                                                            1,250          4.875         1/11/2008                1,250

Federal Farm Credit Banks (a)                                         1,000          5.25         10/05/2007                1,000

Federal Home Loan Bank System                                           250          4.25          9/14/2007                  250
                                                                        250          4.50         12/14/2007                  250

Freddie Mac                                                             250          4.45          9/28/2007                  250
                                                                      1,000          4.705        10/11/2007                1,000
                                                                        500          4.725        10/19/2007                  500

Total U.S. Government, Agency & Instrumentality Obligations - Non-Discount (Cost - $4,500)                                  4,500

Repurchase Agreements - 1.6%
 $     1,000   Deutsche Bank Securities Inc., purchased on 8/31/2007 to yield 5.30% to 9/04/2007, repurchase
               price $1,001, collateralized by FNMA, 5.52% due 1/10/2010                                                    1,000

Total Repurchase Agreements (Cost - $1,000)                                                                                 1,000

    Total Investments (Cost - $62,942**) - 100.1%                                                                          62,942
    Liabilities in Excess of Other Assets - (0.1%)                                                                           (78)
                                                                                                                      -----------
    Net Assets - 100.0%                                                                                               $    62,864
                                                                                                                      ===========


  * Commercial Paper and certain U.S. Government, Agency & Instrumentality
    Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at August 31, 2007.

 ** The cost for federal income tax purposes.

(a) Floating rate security.

(b) Restricted securities as to resale, representing 3.2% of net assets, were as follows:


                                        Acquisition
    Issue                                   Date         Cost      Value

    Genworth Life Insurance Co.,
       5.40% due 10/01/2007              10/02/2006    $ 2,000    $ 2,000


(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.


Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: October 22, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       BlackRock Summit Cash Reserves Fund of
       BlackRock Financial Institutions Series Trust


Date: October 22, 2007